SUMMARY OF OUTSTANDING PROMISSORY NOTES (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Repayment of notes	$ 10,000	$ 10,000